Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The Colgate-Palmolive Company Employees Savings and Investment Plan (the “Plan”) is a defined contribution plan sponsored by Colgate-Palmolive Company (the “Company”). The Plan is subject to the reporting and disclosure requirements, participation and vesting standards, and fiduciary responsibility provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is also an employee stock ownership plan (“ESOP”). Employer Common Stock Fund D and Employer Common Stock Fund E are held within a separate trust (the "ESOP Shares Trust"), and Employee Directed Common Stock Fund and all other investment funds are held within the Colgate-Palmolive Savings & Investment Plans Master Trust (the "Master Trust"). State Street Global Advisors (the “ESOP Trustee”), a division of State Street Bank & Trust Company, is the trustee of the ESOP Shares Trust. The Bank of New York Mellon is the trustee of the Master Trust, and the custodian of the Plan. The recordkeeper of the Plan is Alight Solutions LLC.

Except as noted below, the Plan offers programs which include an employer match, a success sharing program, a retirement contribution program, a bonus savings account program, an income savings account program and a retiree insurance program. The provisions below, applicable to the Plan participants, provide only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

Effective April 1, 2024, employees are eligible to participate in the Plan upon hire, regardless of their scheduled or completed hours. Prior to that, employees eligible to participate in the Plan were required to meet certain minimum hourly service requirements and be at least 18 years old.

As of December 31, 2025, the Plan maintained the following funds:

Name of Fund	Description of the type of investment
Short Term Fixed Income Fund	Guaranteed investment contracts and cash reserve funds
Employee Directed Common Stock Fund	Colgate-Palmolive Company Common Stock and cash reserve funds
Employer Common Stock Fund D	Colgate-Palmolive Company Common Stock (the ESOP Shares Trust)
Employer Common Stock Fund E	Colgate-Palmolive Company Common Stock (the ESOP Shares Trust)
American Funds EUPAC Fund	Primarily invests in stocks of companies in Europe and the Pacific Basin
Baird Core Plus Bond Fund	Primarily invests its assets in a diversified portfolio of U.S. government, corporate, mortgage and asset-backed securities
Neuberger Berman Genesis Fund; R6	Primarily invests in stocks of companies with total market value of less than $2.0 billion at the time of the initial investment
T. Rowe Price US Large-Cap Growth Equity Strategy	Primarily invests its assets in the common stock of a diversified group of growth companies
Diamond Hill Large Cap Portfolio Fund	Primarily invests at least 80% of its assets in large capitalization companies, defined as companies with a market capitalization of $5.0 billion or more
BlackRock LifePath Funds	Funds whose investment mix across a range of asset classes becomes more conservative as the target or maturity date approaches
State Street US Bond Index Securities Lending Series Fund Class XIV	Fund seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Bloomberg U.S. Aggregate Bond Index over the long term
State Street Global All Cap Ex-U.S. Index Securities Lending Series Fund	Fund seeks an investment return that approximates as closely practicable, before expenses, the performance of the MSCI ACWI ex USA IMI Index over the long term
State Street S&P 500 Index Fund CL II	Fund seeks an investment return that approximates as closely practicable, before expenses, the performance of the S&P 500 Index over the long term
State Street Russell Small/Mid Cap Index Fund CL II	Fund seeks an investment return that approximates as closely practicable, before expenses, the performance of the Russell Small Cap Completeness Index over the long term
Employee Stock Ownership Plan

In 1989, the Company expanded its ESOP through the introduction of a leveraged ESOP that funded certain benefits for employees who have met eligibility requirements.
During 2000, the ESOP entered into a loan agreement with the Company under which the benefits for the ESOP may be extended through December 2035. Repayments of principal and interest are funded through future contributions and dividends on stock held by ESOP Fund D, both paid by the Company to the ESOP. In addition, the Company guaranteed minimum funding of $130,000, on a present value basis, in excess of debt service requirements. This minimum funding guarantee was fully satisfied as of November 2018.

As of December 31, 2025, the ESOP loan was fully repaid. As of December 31, 2024, the ESOP had an outstanding loan from the Company of $19, bearing an average interest rate of 5.7% per year. During 2025, the Company did not make any contributions to the ESOP.

Dividends on stock held by ESOP Fund D are paid to the ESOP and, together with cash contributions from the Company, (a) prior to full repayment of the ESOP loan, were used by the ESOP to repay principal and interest on the long-term notes, or (b) are credited to participant accounts.

A portion of the ESOP Fund D shares was released periodically for allocation to participants based on the ratio of debt service for the period to total debt service over the remaining scheduled life of all ESOP debt. As of December 31, 2025, 6,646,688 common shares (valued at $525,221) have been released and allocated to participant accounts. In 2025, all remaining shares of common stock held by ESOP Fund D were fully released and allocated. No shares remain available for future release and/or allocation as of December 31, 2025. As of December 31, 2024, 7,334,758 common shares (valued at $666,803) were released and allocated to participant accounts and 93,585 common shares (valued at $8,508) were available for future release and allocation to participant accounts. The released ESOP shares were allocated to fund the employer portion of the various Plan programs described below.

Savings Program

Participant Contributions

Under the Savings Program, participants generally can contribute to the Plan between 1% and 25% of their eligible earnings as defined in the Plan document, which include base salary, overtime, commissions, and eligible bonuses. Eligible participants are automatically enrolled 45 days after their hire date (or first eligibility date) to contribute 6% of eligible earnings to the Plan unless they affirmatively elect not to participate or to contribute at a different rate. The contribution rate for automatically enrolled participants automatically increases by 1% each year until the contribution rate reaches 10%. The contribution rate for participants automatically enrolled prior to January 1, 2023 was 3% of eligible compensation and the automatic increase was 1% per year until the contribution rate reached a maximum of 6%. For purposes of participant contributions, eligible earnings for global expatriates include base salary only. Participant contributions for “highly compensated employees”, as defined by the Internal Revenue Code of 1986, as amended (“IRC”), were limited to less than 25% of eligible earnings prior to January 1, 2025. Participants may generally begin, suspend or resume contributions, change their contribution rate and change the allocation of their contributions between before-tax and Roth on a daily basis. Note that prior to 2025, after-tax contributions were permitted. Plan participants are always fully vested in their contributions and related investment earnings. Under the IRC, the maximum allowable pre-tax and Roth contribution for participants was $23.5 for 2025. Participants who are expected to reach or are over the age of 50 during the Plan year and have made the maximum before-tax and Roth contribution are eligible to make additional catch-up contributions. Under the IRC, the maximum allowable catch-up contribution was $7.5 for 2025 on a combined pre-tax and Roth basis, or $11.25 for participants between the ages of 60-63.

Employees may direct the investment of participant contributions to any of the Plan’s investment funds, other than Funds D and E, and may change how these contributions will be invested when allocated on a daily basis. Participants may, on a daily basis, diversify / transfer their participant account balances among any of the investment funds in the Plan, although participants cannot make transfers into Funds D and E.
Company Matching Contributions

The Company and wholly-owned subsidiaries to which the Plan has been extended, make matching contributions of 50% to 75% of participant contributions up to 6% of eligible earnings, depending on years of service and collective bargaining agreements. Company matching contributions are invested in the same manner as participant elections for investment of their participant contributions. Contributions made are diversifiable, on a daily basis, immediately upon allocation, among any of the investment funds in the Plan, although participants cannot make transfers into Funds D and E. Participants are 50% vested in their Company matching contribution accounts after two years of service and fully vested after three years of service or, if while active, they reach age 55, become permanently disabled, or die, or in the event of Plan termination. Effective April 1, 2024, employer contributions, including Company matching contributions are not available to interns.

Incoming Rollovers

The Plan permits incoming rollovers of before-tax and Roth money from Section 403(b) plans and governmental Section 457 plans, as well as before-tax, Roth, and after-tax money from other companies’ qualified plans. Participants may direct the investment of an incoming rollover to any of the Plan’s investment funds, other than Funds D and E. Participants may, on a daily basis, diversify / transfer their rollover balances among any of the investment funds in the Plan, although participants cannot make transfers into Funds D and E.

Company Retirement Contributions Program

Eligible employees generally receive Basic Retirement Contributions (“BRCs”) and Additional Basic Retirement Contributions (“ABRCs”) of 4% to 15% of eligible earnings depending on years of service and prior eligibility status in the Company’s Employees’ Retirement Income Plan. Unless provided for by a collective bargaining agreement, employees of Hill’s Pet Nutrition, Inc. who are covered by such agreement(s) are not eligible for these Company retirement contributions. Effective January 1, 2020, executive employees no longer receive ABRCs in the Plan. Effective April 1, 2024, employer contributions, including BRCs, are not available to interns.

Company retirement contributions are allocated to the Plan’s investment funds in the same manner as employee elections for investment of their own contributions. Participants are 50% vested in their account after two years of service and fully vested after three years of service, or if while active, they reach age 55, become permanently disabled, or die, or in the event of Plan termination.

Success Sharing Program

The Success Sharing Program is designed to enable the Company to share its financial success with participants. Under the Success Sharing Program, a Success Sharing Account (“SSA”) is established within the Plan for each eligible participant. If the Company determines that it has met or exceeded annual financial targets and, in its discretion, determines that an SSA allocation will be made for a given year, amounts are allocated to participant accounts according to a predetermined formula that is equal to a percentage of the eligible participant’s eligible earnings. This program is generally available to eligible participants (other than interns) who are still employed on the last day of the applicable year. Participants are at all times fully vested in the value of their SSA. SSA allocations can be funded in cash, shares of common stock or a combination thereof. To the extent an allocation is funded with shares of common stock, such allocation is initially credited to Fund D. Participants may, on a daily basis, immediately upon allocation to Fund D, diversify their SSA among any of the Plan’s investment funds, although participants cannot make transfers into Funds D and E. In 2025, the shares of common stock that were available to be allocated and credited to Fund D were exhausted, and remaining employer contributions were made in cash.
Participant Accounts

Each participant account may be credited with the types of allocations described above as well as allocations of fund earnings or losses, and expenses. Participant accounts may include allocations made under previous Plan programs such as the Bonus Savings Account Program, Income Savings Account Program, and Retiree Insurance Program. Depending on fund elections, certain participant investment accounts are also charged with monthly investment service fees. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. In addition to the vesting requirements described above, allocations to the Retiree Insurance Program are subject to the same vesting requirements as Company Matching contributions, and participants are at all times fully vested in the Bonus and Income Savings Account Programs.

Distributions

Participating employees can receive a distribution from the Plan due to retirement, permanent disability, termination or death. Unvested balances will be forfeited in the event of termination. In service withdrawals are available as specified by the Plan. Participants who have terminated employment are required to take certain minimum required distributions in accordance with the terms of the Plan and applicable law.

Forfeitures

After the earlier of the distribution of the terminated participant’s vested account balances or the fifth anniversary of the participant’s termination, nonvested account balances become available to the Company to reduce Company contributions that are otherwise due under the Plan, with any remaining balances first used to restore account balances in accordance with the terms of the Plan and then used for any permissible purpose, including but not limited to payment of reasonable Plan expenses not otherwise paid by the Company (in its capacity as a settlor) or satisfied through other means. The forfeiture balance as of December 31, 2025 and 2024 totaled $140 and $83, respectively. During 2025, the Company used $1,587 of forfeitures to reduce Company contributions.

Notes Receivable From Participants

Participants who have $1 or more in the Plan may borrow from the total of their fund accounts a minimum of $0.5 up to a maximum equal to the lesser of $50 (subject to certain offsets for prior loans) or 50% of their vested balance, subject to certain exclusions. Participants are allowed to have one ordinary loan and one loan related to the purchase of a principal residence outstanding at any time. The loans are secured by the balance in the participant’s account and bear a fixed rate of interest equal to the prime rate as listed in The Wall Street Journal on the 15th business day of the month immediately prior to the month in which the loan was requested. Principal and interest are paid ratably via payroll deductions. Loan terms range from 1 to 25 years. Loans outstanding at December 31, 2025 and 2024 had interest rates ranging from 3.3% to 9.3% and maturities through 2048.

Plan Termination

Although the Company has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan at any time subject to the provisions of ERISA. In the event of termination of the Plan, the Employee Relations Committee of the Company (the “Committee”) shall compute and distribute the value of the accounts of the participants.